SUBSEQUENT EVENTS (Details)					1 Months Ended
	Mar. 08, 2024	Feb. 15, 2024	Feb. 02, 2024 USD ($)	Jun. 22, 2022	Sep. 30, 2022 USD ($)	Feb. 01, 2024 USD ($)
Subsequent Event [Line Items]
Reverse share split				0.0054
Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt instrument, term					3 years
Revolving Credit Facility | Line of Credit | The Credit Agreement
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity					$ 167,500,000
Subsequent Event
Subsequent Event [Line Items]
Reverse share split	0.0833
Subsequent Event | Maximum
Subsequent Event [Line Items]
Reverse share split		0.1
Subsequent Event | Minimum
Subsequent Event [Line Items]
Reverse share split		0.0666
Subsequent Event | Revolving Credit Facility | Line of Credit | The Credit Agreement
Subsequent Event [Line Items]
Debt instrument, term			5 years
Line of credit facility, maximum borrowing capacity			$ 35,000,000			$ 25,000,000
Subsequent Event | Secured Debt | Line of Credit | The Credit Agreement
Subsequent Event [Line Items]
Debt instrument, term			5 years
Line of credit facility, maximum borrowing capacity			$ 255,000,000